Summary of Organization and Significant Accounting Policies - Schedule of Carrying Value and Fair Value of Financial Instruments (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 1,538,962	$ 1,291,858	$ 1,064,917
Level 2 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value		1,283,799	1,101,873
Long-term debt, Carrying Value		1,291,858	1,048,960
Level 3 [Member]
Debt Instrument [Line Items]
Current portion of deferred consideration and noncompete obligations, Fair Value		13,166	16,027
Long term portion of deferred consideration and noncompete obligations, Fair Value		28,553	37,357
Current portion of deferred consideration and noncompete obligations, Carrying Value		13,166	16,027
Long term portion of deferred consideration and noncompete obligations, Carrying Value		$ 28,553	$ 37,357